NATURE OF BUSINESS AND BASIS OF PRESENTATION (Details)			3 Months Ended	12 Months Ended
	Jun. 21, 2021 USD ($)	Mar. 30, 2021	Mar. 31, 2022 segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Nature of business
Bridge notes payable, net of debt issuance costs					$ 4,589,228
Reporting units | segment			1	1
Operating segments | segment			1	1
Reverse stock split ratio		0.18
Outstanding principal of convertible notes, converted	$ 5,500,000			$ 4,000,000
Payments on debt				3,000,000
Bridge Notes
Nature of business
Interest expense				1,014,657	$ 1,607,398
Outstanding principal of convertible notes, converted				4,000,000
Payments on debt				$ 3,000,000